Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets Measured at Fair Value on A Recurring Basis

The following table presents assets measured at fair value on a recurring basis as of December 31, 2024 and for the six months ended June 30, 2025:

	June 30,	December 31,
	2025	2024
	Fair value measurement using input Level 3
Non-current liabilities:
Warrants liability	$3	$3

Total liabilities	$3	$3